UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23055
Investment Company Act file number

USCA All Terrain Fund
(Exact name of registrant as specified in charter)

1330 Post Oak Boulevard, Suite 900
Houston, TX 77056
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 366-0500

Date of fiscal year end: March 31

Date of reporting period: May 5, 2015 – June 30, 2015

Item 1. Proxy Voting Record.

The Fund held no voting securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USCA All Terrain Fund

By (Signature and Title) /s/ Phil Pilibosian
 Phil Pilibosian
 President, Principal Executive Officer

Date  August 26, 2015